UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

September 30, 2015

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.6%
Aerospace – 1.3%
MTU Aero Engines AG	348,425	$29,117,998
Rolls-Royce Holdings PLC	6,533,863	66,915,362

		$96,033,360

Alcoholic Beverages – 4.5%
Carlsberg Group	510,412	$39,175,144
Diageo PLC	4,136,959	110,801,157
Heineken N.V.	382,557	30,880,374
Pernod Ricard S.A.	1,436,781	144,780,301

		$325,636,976

Apparel Manufacturers – 3.2%
Global Brands Group Holding Ltd. (a)	210,245,429	$43,738,408
Li & Fung Ltd.	73,884,429	56,764,446
LVMH Moet Hennessy Louis Vuitton S.A.	759,661	129,194,240

		$229,697,094

Automotive – 4.8%
Delphi Automotive PLC	801,089	$60,914,807
DENSO Corp.	3,485,300	147,758,143
Honda Motor Co. Ltd.	4,642,000	138,418,391

		$347,091,341

Broadcasting – 4.0%
ProSiebenSat.1 Media SE	1,400,116	$68,587,225
WPP Group PLC	10,410,757	216,232,016

		$284,819,241

Business Services – 6.9%
Amadeus IT Holding S.A.	1,866,911	$79,740,651
Bureau Veritas S.A.	1,874,227	39,445,411
Compass Group PLC	14,517,697	231,256,127
Randstad Holding N.V.	1,765,111	104,947,947
Tata Consultancy Services Ltd.	946,456	37,359,389

		$492,749,525

Cable TV – 1.8%
Sky PLC	8,074,173	$127,516,302

Chemicals – 0.4%
Orica Ltd. (l)	2,985,225	$31,620,835

Computer Software – 3.2%
Check Point Software Technologies Ltd. (a)	670,598	$53,198,539
Dassault Systemes S.A.	660,375	48,701,600
SAP SE	1,945,106	125,952,091

		$227,852,230

Computer Software – Systems – 0.5%
Hon Hai Precision Industry Co. Ltd.	13,891,106	$36,335,124

Conglomerates – 1.0%
Smiths Group PLC	4,688,507	$71,280,014

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 4.7%
Beiersdorf AG	1,594,627	$141,067,973
L’Oreal S.A.	133,103	23,060,477
Reckitt Benckiser Group PLC	1,893,498	171,490,973

		$335,619,423

Electrical Equipment – 2.6%
Legrand S.A.	1,099,517	$58,278,655
Schneider Electric S.A.	2,320,983	129,699,254

		$187,977,909

Electronics – 5.5%
Hoya Corp.	4,857,400	$159,612,566
Kyocera Corp.	1,664,000	76,356,850
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,772,395	161,277,196

		$397,246,612

Energy – Independent – 0.9%
INPEX Corp.	7,119,500	$63,606,709

Energy – Integrated – 1.6%
BG Group PLC	3,661,210	$52,671,090
Suncor Energy, Inc.	2,402,622	64,255,961

		$116,927,051

Food & Beverages – 6.1%
Danone S.A.	2,566,425	$161,796,948
Nestle S.A.	3,635,454	273,237,233

		$435,034,181

Food & Drug Stores – 0.8%
Loblaw Cos. Ltd.	1,091,810	$56,214,511

Insurance – 3.0%
AIA Group Ltd.	28,269,089	$147,184,255
Prudential PLC	3,230,702	68,103,751

		$215,288,006

Internet – 0.4%
Alibaba Group Holding Ltd., ADR (a)	466,763	$27,525,014

Machinery & Tools – 1.0%
Fanuc Ltd.	468,300	$72,197,437

Major Banks – 3.4%
Barclays PLC	22,783,079	$84,146,546
HSBC Holdings PLC	16,195,342	122,179,020
Standard Chartered PLC	4,158,540	40,311,647

		$246,637,213

Medical Equipment – 2.1%
Sonova Holding AG	321,860	$41,413,138
Terumo Corp.	3,947,800	111,935,866

		$153,349,004

Metals & Mining – 0.9%
Rio Tinto PLC	1,838,299	$61,457,598

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Distribution – 1.2%
Engie	5,204,171	$83,970,631

Other Banks & Diversified Financials – 9.7%
DBS Group Holdings Ltd.	8,990,251	$102,714,490
Element Financial Corp. (a)	2,965,167	40,483,585
Housing Development Finance Corp. Ltd.	4,314,386	79,931,239
ING Groep N.V.	9,485,529	134,078,996
Itau Unibanco Holding S.A., ADR	4,473,319	29,613,372
Julius Baer Group Ltd.	1,719,825	78,032,691
KBC Group N.V.	847,635	53,390,696
UBS Group AG	9,439,880	174,443,092

		$692,688,161

Pharmaceuticals – 10.9%
Bayer AG	2,215,010	$283,269,721
Merck KGaA	799,973	70,697,747
Novartis AG	1,699,020	155,851,003
Roche Holding AG	827,013	218,081,614
Valeant Pharmaceuticals International, Inc. (a)	302,186	53,903,939

		$781,804,024

Railroad & Shipping – 2.1%
Canadian National Railway Co.	2,119,093	$120,279,719
Kuehne + Nagel International AG	238,226	30,603,217

		$150,882,936

Restaurants – 2.0%
YUM! Brands, Inc.	1,786,915	$142,863,854

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 5.8%
Akzo Nobel N.V.	1,830,538	$118,615,249
L’Air Liquide S.A.	1,354,320	159,881,959
Linde AG	607,253	98,355,026
Shin-Etsu Chemical Co. Ltd.	740,800	38,076,364

		$414,928,598

Specialty Stores – 1.6%
Hennes & Mauritz AB, “B”	2,689,912	$98,245,044
Hermes International	41,690	15,139,932

		$113,384,976

Telephone Services – 0.4%
Singapore Telecommunications Ltd.	12,575,689	$31,900,763

Tobacco – 1.3%
Japan Tobacco, Inc.	3,002,000	$93,385,691

Total Common Stocks		$7,145,522,344

MONEY MARKET FUNDS – 1.1%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	76,381,346	$76,381,346

COLLATERAL FOR SECURITIES LOANED – 0.0%
JPMorgan Prime Money Market Fund, 0.13%, at Net Asset Value (j)	2,737,500	$2,737,500

Total Investments		$7,224,641,190

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(47,279,621)

Net Assets – 100.0%		$7,177,361,569

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,424,361,605	$—	$—	$1,424,361,605
France	993,949,409	—	—	993,949,409
Switzerland	971,661,988	—	—	971,661,988
Japan	—	901,348,017	—	901,348,017
Germany	817,047,780	—	—	817,047,780
Netherlands	388,522,566	—	—	388,522,566
Canada	335,137,714	—	—	335,137,714
Hong Kong	—	247,687,110	—	247,687,110
United States	203,778,662	—	—	203,778,662
Other Countries	542,165,653	319,861,840	—	862,027,493
Mutual Funds	79,118,846	—	—	79,118,846
Total Investments	$5,755,744,223	$1,468,896,967	$—	$7,224,641,190

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,420,607,974 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$6,719,681,043
Gross unrealized appreciation	1,024,847,433
Gross unrealized depreciation	(519,887,286)
Net unrealized appreciation (depreciation)	$504,960,147

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	325,221,510	164,237,298	(413,077,462)	76,381,346

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,609	$76,381,346

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2015, are as follows:

United Kingdom	19.7%
France	13.7%
Switzerland	13.4%
Japan	12.5%
Germany	11.3%
Netherlands	5.4%
Canada	4.6%
United States	4.1%
Hong Kong	3.4%
Other Countries	11.9%

4

QUARTERLY REPORT

September 30, 2015

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

9/30/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.4%
Aerospace – 6.8%
Honeywell International, Inc.	17,614	$1,667,870
Lockheed Martin Corp.	8,539	1,770,220
Northrop Grumman Corp.	5,031	834,893
United Technologies Corp.	18,439	1,640,887

		$5,913,870

Alcoholic Beverages – 1.3%
Diageo PLC, ADR	10,660	$1,149,041

Automotive – 1.7%
Delphi Automotive PLC	9,046	$687,858
Johnson Controls, Inc.	18,317	757,591

		$1,445,449

Broadcasting – 3.0%
Omnicom Group, Inc.	15,175	$1,000,033
Time Warner, Inc.	10,795	742,156
Viacom, Inc., “B”	8,152	351,759
Walt Disney Co.	5,263	537,879

		$2,631,827

Brokerage & Asset Managers – 2.8%
BlackRock, Inc.	2,539	$755,276
Franklin Resources, Inc.	22,839	850,981
NASDAQ, Inc.	14,872	793,124

		$2,399,381

Business Services – 4.5%
Accenture PLC, “A”	24,903	$2,446,969
Equifax, Inc.	1,786	173,563
Fidelity National Information Services, Inc.	9,049	607,007
Fiserv, Inc. (a)	7,902	684,392

		$3,911,931

Cable TV – 1.2%
Comcast Corp., “Special A”	18,784	$1,075,196

Chemicals – 4.4%
3M Co.	11,635	$1,649,494
E.I. du Pont de Nemours & Co.	4,400	212,080
Monsanto Co.	3,708	316,441
PPG Industries, Inc.	18,422	1,615,425

		$3,793,440

Computer Software – 0.9%
Oracle Corp.	20,983	$757,906

Computer Software – Systems – 1.3%
International Business Machines Corp.	7,902	$1,145,553

Construction – 0.5%
Stanley Black & Decker, Inc.	4,466	$433,113

Consumer Products – 0.7%
Newell Rubbermaid, Inc.	5,335	$211,853
Procter & Gamble Co.	5,539	398,476

		$610,329

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Containers – 0.5%
Crown Holdings, Inc. (a)	9,069	$414,907

Electrical Equipment – 3.0%
Danaher Corp.	14,374	$1,224,809
Pentair PLC	7,272	371,163
Tyco International PLC	29,887	1,000,019

		$2,595,991

Electronics – 1.6%
Analog Devices, Inc.	3,381	$190,722
NVIDIA Corp.	4,518	111,369
Texas Instruments, Inc.	21,626	1,070,920

		$1,373,011

Energy – Independent – 1.4%
EOG Resources, Inc.	4,743	$345,290
Occidental Petroleum Corp.	12,402	820,392

		$1,165,682

Energy – Integrated – 2.7%
Chevron Corp.	12,062	$951,451
Exxon Mobil Corp.	19,137	1,422,836

		$2,374,287

Food & Beverages – 4.3%
Archer Daniels Midland Co.	6,041	$250,399
DANONE S.A., ADR	49,317	621,394
General Mills, Inc.	23,821	1,337,073
Kellogg Co.	704	46,851
Nestle S.A., ADR	19,791	1,489,075

		$3,744,792

Food & Drug Stores – 1.8%
CVS Health Corp.	16,259	$1,568,668

General Merchandise – 1.3%
Kohl’s Corp.	2,450	$113,460
Target Corp.	13,029	1,024,861

		$1,138,321

Insurance – 7.8%
ACE Ltd.	9,125	$943,525
Aon PLC	11,464	1,015,825
Chubb Corp.	6,882	844,077
MetLife, Inc.	31,705	1,494,891
Prudential Financial, Inc.	10,328	787,097
Travelers Cos., Inc.	17,008	1,692,806

		$6,778,221

Leisure & Toys – 0.3%
Hasbro, Inc.	3,572	$257,684

Machinery & Tools – 2.1%
Caterpillar, Inc.	2,668	$174,380
Deere & Co.	3,071	227,254
Eaton Corp. PLC	13,241	679,263

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – continued
Illinois Tool Works, Inc.	6,824	$561,683
Parker Hannifin Corp.	2,144	208,611

		$1,851,191

Major Banks – 12.8%
Bank of New York Mellon Corp.	28,058	$1,098,471
Goldman Sachs Group, Inc.	9,237	1,605,021
JPMorgan Chase & Co.	65,490	3,992,925
PNC Financial Services Group, Inc.	8,270	737,684
State Street Corp.	11,302	759,607
Wells Fargo & Co.	56,054	2,878,373

		$11,072,081

Medical & Health Technology & Services – 1.1%
Express Scripts Holding Co. (a)	11,505	$931,445

Medical Equipment – 4.7%
Abbott Laboratories	23,129	$930,248
Medtronic PLC	23,771	1,591,231
St. Jude Medical, Inc.	9,675	610,396
Thermo Fisher Scientific, Inc.	7,923	968,824

		$4,100,699

Oil Services – 1.3%
Baker Hughes, Inc.	1,376	$71,607
National Oilwell Varco, Inc.	11,575	435,799
Schlumberger Ltd.	9,439	651,008

		$1,158,414

Other Banks & Diversified Financials – 3.5%
American Express Co.	12,917	$957,537
Citigroup, Inc.	7,912	392,514
U.S. Bancorp	40,128	1,645,649

		$2,995,700

Pharmaceuticals – 8.0%
Johnson & Johnson	30,982	$2,892,170
Merck & Co., Inc.	24,687	1,219,291
Novartis AG, ADR	3,149	289,456
Pfizer, Inc.	71,457	2,244,464
Roche Holding Ltd., ADR	7,210	237,570

		$6,882,951

Printing & Publishing – 0.2%
McGraw-Hill Cos., Inc.	1,809	$156,479
Time, Inc.	995	18,955

		$175,434

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Railroad & Shipping – 1.0%
Canadian National Railway Co.	8,043	$456,521
Union Pacific Corp.	4,273	377,776

		$834,297

Restaurants – 0.5%
McDonald’s Corp.	4,691	$462,204

Specialty Stores – 0.6%
Advance Auto Parts, Inc.	1,871	$354,611
Bed Bath & Beyond, Inc. (a)	3,244	184,973

		$539,584

Telecommunications – Wireless – 0.4%
Vodafone Group PLC, ADR	11,754	$373,072

Telephone Services – 1.9%
AT&T, Inc.	5,343	$174,075
Verizon Communications, Inc.	32,745	1,424,735

		$1,598,810

Tobacco – 4.2%
Altria Group, Inc.	9,332	$507,661
Imperial Tobacco Group PLC, ADR	1,628	168,498
Philip Morris International, Inc.	35,400	2,808,282
Reynolds American, Inc.	3,911	173,140

		$3,657,581

Trucking – 1.5%
United Parcel Service, Inc., “B”	12,660	$1,249,415

Utilities – Electric Power – 0.8%
Duke Energy Corp.	9,527	$685,372

Total Common Stocks		$85,246,850

MONEY MARKET FUNDS – 1.5%
MFS Institutional Money Market Portfolio, 0.12%, at Net Asset Value (v)	1,309,881	$1,309,881

Total Investments		$86,556,731

OTHER ASSETS, LESS LIABILITIES – 0.1%		100,943

Net Assets – 100.0%		$86,657,674

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

9/30/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$85,246,850	$—	$—	$85,246,850
Mutual Funds	1,309,881	—	—	1,309,881
Total Investments	$86,556,731	$—	$—	$86,556,731

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$58,276,318
Gross unrealized appreciation	29,317,187
Gross unrealized depreciation	(1,036,774)
Net unrealized appreciation (depreciation)	$28,280,413

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,498,006	1,211,648	(1,399,773)	1,309,881

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$381	$1,309,881

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INSTITUTIONAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: November 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: November 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 13, 2015

*	Print name and title of each signing officer under his or her signature.